Financial liabilities at fair value through profit or loss - Trading liabilities FVTPL (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Short sold positions	$ 0	$ 22,495,621
TOTAL	$ 0	$ 22,495,621